SHARE- BASED COMPENSATION (Schedule of Restricted Stock Units activity) (Details)		12 Months Ended
	Jan. 04, 2021 USD ($) Shares	Dec. 31, 2021 USD ($) Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Vested	(883,534)
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Outstanding	0	0
Number of RSUs, Granted		270,900
Number of RSUs, Vested		(4,125)
Number of RSUs, Forfeited		(19,000)
Number of RSUs, Outstanding		247,775
Weighted average grant date fair value Outstanding | $	$ 0	$ 0
Weighted average grant date fair value Granted | $		2.3
Weighted average grant date fair value Vested | $		2.42
Weighted average grant date fair value Forfeited | $		2.42
Weighted average grant date fair value Outstanding | $		$ 2.28